Inventories (Tables)	3 Months Ended
Dec. 28, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory
Total inventory consists of the following (in millions):

	December 28, 2013	September 28, 2013
Processed products:
Weighted-average method – chicken, prepared foods and international	$780	$799
First-in, first-out method – beef and pork	622	624
Livestock – first-in, first-out method	982	1,002
Supplies and other – weighted-average method	394	392
Total inventory	$2,778	$2,817